Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 42	€ 65	€ 73
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	14	30	33
Interest cost (net)	(62)	(37)	(6)
Provisions or reversal of provisions, net
Cost of services provided	0	0	6
Others	0	0	0
Post-employment benefit expense in profit or loss, defined benefit plans	€ (48)	€ (7)	€ 33